Tax assets and liabilities (Details 6) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Deferred tax assets temporary differences	R$ 37,877,300
Deferred tax assets tax loss	5,561,066
Deferred tax assets CSLL 18%	7,338
Deferred tax assets total	43,445,704
Deferred tax liabilities temporary differences	3,699,432
Deferred tax liabilities total	3,699,432
Expected Realization Of Deferred Tax Assets 2024 [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets temporary differences	12,471,971
Deferred tax assets tax loss	304,170
Deferred tax assets CSLL 18%	7,338
Deferred tax assets total	12,783,479
Deferred tax liabilities temporary differences	1,033,718
Deferred tax liabilities total	1,033,718
Expected Realization Of Deferred Tax Assets 2025 [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets temporary differences	6,719,740
Deferred tax assets tax loss	114,323
Deferred tax assets CSLL 18%
Deferred tax assets total	6,834,063
Deferred tax liabilities temporary differences	1,009,210
Deferred tax liabilities total	1,009,210
Expected Realization Of Deferred Tax Assets 2026 [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets temporary differences	8,632,828
Deferred tax assets tax loss	30,232
Deferred tax assets CSLL 18%
Deferred tax assets total	8,663,060
Deferred tax liabilities temporary differences	790,195
Deferred tax liabilities total	790,195
Expected Realization Of Deferred Tax Assets 2027 [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets temporary differences	6,972,302
Deferred tax assets tax loss	5,307
Deferred tax assets CSLL 18%
Deferred tax assets total	6,977,609
Deferred tax liabilities temporary differences	772,793
Deferred tax liabilities total	772,793
Expected Realization Of Deferred Tax Assets 2028 [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets temporary differences	2,222,631
Deferred tax assets tax loss	1,251,773
Deferred tax assets CSLL 18%
Deferred tax assets total	3,474,404
Deferred tax liabilities temporary differences	21,352
Deferred tax liabilities total	21,352
Expected Realization Of Deferred Tax Assets 2028 To 2032 [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets temporary differences	857,828
Deferred tax assets tax loss	3,833,641
Deferred tax assets CSLL 18%
Deferred tax assets total	4,691,469
Deferred tax liabilities temporary differences	72,164
Deferred tax liabilities total	72,164
Expected Realization Of Deferred Tax Assets Until 2033 [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets temporary differences
Deferred tax assets tax loss	21,620
Deferred tax assets CSLL 18%
Deferred tax assets total	21,620
Deferred tax liabilities temporary differences
Deferred tax liabilities total